Income Taxes (Schedule Of Provision For Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Federal	$ 2,624	$ (11,296)	$ (11,153)
State	(4,168)	5,038	5,687
Total current income taxes	(1,544)	(6,258)	(5,466)
Federal	12,649	37,500	30,327
State	3,857	(6,023)	(3,628)
Total deferred income taxes	16,506	31,477	26,699
Actual income tax expense	$ 14,962	$ 25,219	$ 21,233	$ 65,220	$ 67,590